Contingent Liabilities (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provision		₪ 206	₪ 121	₪ 125
Claim amount		1,919
Government institutions [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees		112
Suppliers and others [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees		141
Group separate claim amount [Member]
Disclosure of contingent liabilities [line items]
Claim amount		700
Estimated amount by plaintiff to each customer	A claim and motion for approval of class certification was filed to the court against the Group, estimated by the plaintiffs at ILS 15 billion
Against the Group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Claim amount		6
Preliminary stage [Member]
Disclosure of contingent liabilities [line items]
Claim amount		238
Two claims [Member]
Disclosure of contingent liabilities [line items]
Claim amount		23
Said claims [Member]
Disclosure of contingent liabilities [line items]
Claim amount		10
Claims broken down [Member]
Disclosure of contingent liabilities [line items]
Claim amount		26
Litigations [Member]
Disclosure of contingent liabilities [line items]
Provision		₪ 59	₪ 58	₪ 63